Investment in Associates (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Disclosure of interest in associates
The following table shows a continuity of the Company's investment in Maverix and its investment in other associates:

	2019	2018
Balance of investment in Maverix, December 31,	$69,116	$53,567
Dilution gains (1)	13,438	15,158
Income in associate	1,765	391
Balance of investment in Maverix, December 31,	$84,319	$69,116
Balance of investment in other (2)	$—	$1,450
	$84,319	$70,566

(1)	Includes adjustment for change in ownership interest.

(2)
The Company sold its interest in an equity investee for $5 million in May 2019 resulting in a gain of $3.6 million recorded in gains (losses) on sale of mineral, properties, plant and equipment on the Consolidated Income Statements.